Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

Note 26     Leases

The Consolidated Statement of Financial Position shows the following amounts relating to leases:

Amounts in US$ ‘000	2025	2024
Right of use assets
Production, facilities and machinery	17,666	20,935
Buildings and improvements	2,830	3,516
	20,496	24,451
Lease liabilities
Current	7,106	8,605
Non-current	18,889	17,318
	25,995	25,923

The Consolidated Statement of Income shows the following amounts relating to leases:

Amounts in US$ ‘000	2025	2024	2023
Depreciation charge of Right of use assets
Production, facilities and machinery	(2,670)	(5,156)	(7,858)
Buildings and improvements	(617)	(1,272)	(792)
	(3,287)	(6,428)	(8,650)
Unwinding of long-term liabilities (included in Financial results)	(2,759)	(2,928)	(3,168)
Expenses related to short-term leases (included in Production and operating cost and Administrative expenses)	—	(730)	(838)
Expenses related to low-value leases (included in Administrative expenses)	(992)	(907)	(775)

The table below summarizes the amounts of Right-of-use assets recognized and the movements during the reporting years:

Amounts in US$‘000	2025	2024
Right-of-use assets as of January 1	24,451	28,451
Additions / changes in estimates	239	2,603
Foreign currency translation	(33)	(175)
Divestments (Note 34.2)	(874)	—
Depreciation	(3,287)	(6,428)
Right-of-use assets as of December 31	20,496	24,451

The table below summarizes the amounts of Lease liabilities recognized and the movements during the reporting years:

Amounts in US$‘000	2025	2024
Lease liabilities as of January 1	25,923	32,298
Additions / changes in estimates	239	2,603
Exchange difference	3,057	(3,283)
Foreign currency translation	—	(346)
Divestments (Note 34.2)	(250)	(502)
Unwinding of discount	2,759	2,928
Lease payments	(5,733)	(7,775)
Lease liabilities as of December 31	25,995	25,923